Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares, Outstanding at December 31, 2017	35,187,847
Shares, Granted			13,164,340
Shares, Exercised			(6,734,893)
Shares, Exercisable at March 31, 2018	37,119,049	35,187,847
Balance at beginning		$ 0.27	$ 0.72
Weighted-Average Exercise Price, Granted			0.25
Weighted-Average Exercise Price, Cancelled			$ 0.81
Weighted-Average Remaining Contractual Term, Outstanding at December 31, 2017			2 years 3 months 19 days
Common Stock
Shares, Exercised	(95,134)
Warran [Member]
Shares, Outstanding at December 31, 2017	35,187,847
Shares, Granted	13,950,000
Shares, Exercised	(11,646,798)
Shares, Forfeited/Cancelled	(372,000)
Shares, Vested and expected to vest at March 31, 2018	37,119,049
Shares, Exercisable at March 31, 2018	37,119,049	35,187,847
Weighted-Average Exercise Price, Granted	$ 0.40
Weighted-Average Remaining Contractual Term, Outstanding at December 31, 2017	2 years 3 months 19 days
Weighted-Average Remaining Contractual Term, Grants	4 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest at March 31, 2018	4 years 2 months 1 day
Weighted-Average Remaining Contractual Term, Exercisable at March 31, 2018	4 years 2 months 1 day